SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Changes in tax rates or tax laws enacted or announced
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in deferred tax expense (income) due to rate regulation	€ 100